UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2012             (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Schedule of Portfolio Investments

September 30, 2012 (Unaudited)

Yacktman Fund (formerly The Yacktman Fund)

	Number of Shares	Value
COMMON STOCKS—84.20%
Beverages—10.46%
Coca-Cola Co.	6,500,000	$246,545,000
PepsiCo, Inc.	9,200,000	651,084,000

		897,629,000

Capital Markets—2.63%
Bank of New York Mellon Corp.	4,200,000	95,004,000
Goldman Sachs Group, Inc.	350,000	39,788,000
Janus Capital Group, Inc.	4,560,000	43,046,400
State Street Corp.	1,140,000	47,834,400

		225,672,800

Commercial Banks—2.69%
The Bancorp, Inc. (a)	760,000	7,805,200
U.S. Bancorp	6,500,000	222,950,000

		230,755,200

Communications Equipment—5.91%
Cisco Systems, Inc.	22,500,000	429,525,000
Research In Motion Ltd. (a)	10,304,900	77,286,750

		506,811,750

Computers & Peripherals—1.02%
Hewlett-Packard Co.	5,150,000	87,859,000

Consumer Finance—0.15%
American Express Co.	235,000	13,362,100

Diversified Consumer Services—2.43%
Apollo Group, Inc., Class A (a)	3,300,000	95,865,000
H&R Block, Inc.	6,500,000	112,645,000

		208,510,000

Diversified Financial Services—0.57%
Bank of America Corp.	5,000,000	44,150,000
Resource America, Inc., Class A	659,226	4,509,106

		48,659,106

E-Commerce—0.08%
Liberty Ventures (a)	145,000	7,197,800

Electronic Equipment, Instruments & Components—0.93%
Corning, Inc.	6,100,000	80,215,000

Food & Staples Retailing—4.45%
Sysco Corp.	12,200,000	381,494,000

Food Products—0.39%
Lancaster Colony Corp.	460,000	33,695,000

Health Care Equipment & Supplies—7.53%
Becton, Dickinson & Co.	800,000	62,848,000
C.R. Bard, Inc.	2,850,000	298,252,500
Covidien Plc	850,000	50,507,000
Medtronic, Inc.	400,000	17,248,000
Stryker Corp.	3,900,000	217,074,000

		645,929,500

Health Care Providers & Services—1.73%
Patterson Companies, Inc.	2,050,000	70,192,000
WellPoint, Inc.	1,350,000	78,313,500

		148,505,500

Household Products—10.95%
Clorox Co.	2,365,000	170,398,250
Colgate-Palmolive Co.	670,000	71,837,400
Procter & Gamble Co.	10,050,000	697,068,000

		939,303,650

Internet Software & Services—0.70%
eBay, Inc. (a)	1,250,000	60,512,500

Media—15.76%
Comcast Corp., Class A	4,700,000	163,560,000
Liberty Interactive Corp., Series A (a)	2,900,000	53,650,000
News Corp., Class A	33,400,000	819,302,000
Viacom, Inc., Class B	5,900,000	316,181,000

		1,352,693,000

Oil, Gas & Consumable Fuels—3.06%
ConocoPhillips	2,750,000	157,245,000
Exxon Mobil Corp.	1,150,000	105,167,500

		262,412,500

Personal Products—1.41%
Avon Products, Inc.	7,600,000	121,220,000

Pharmaceuticals—5.07%
Johnson & Johnson	3,500,000	241,185,000
Pfizer, Inc.	7,800,000	193,830,000

		435,015,000

Semiconductor & Semiconductor Equipment—0.61%
Intel Corp.	2,300,000	52,164,000

Software—3.94%
Microsoft Corp.	11,350,000	338,003,000

Specialty Retail—1.73%
Staples, Inc.	2,000,000	23,040,000
Wal-Mart Stores, Inc.	1,700,000	125,460,000

		148,500,000

TOTAL COMMON STOCKS (Cost $5,947,423,320)		7,226,119,406

RIGHTS—0.01%
E-Commerce—0.01%
Liberty Ventures	48,333	654,433

TOTAL RIGHTS (Cost $0)		654,433

SHORT TERM INVESTMENTS—15.66%
Other Investment Companies—14.01%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	400,000,000	400,000,000
JPMorgan Liquid Assets Money Market Fund, Capital Class Shares, 0.15%	388,000,000	388,000,000
JPMorgan Prime Money Market Fund, Capital Class Shares, 0.14%	414,439,129	414,439,129

		1,202,439,129

	Principal Amount
U.S. Treasury Bills—1.65%
U.S. Treasury Bills
0.074%, 12/06/2012	$141,711,000	141,691,586

TOTAL SHORT TERM INVESTMENTS (Cost $1,344,121,551)		1,344,130,715

Total Investments (Cost $7,291,544,871)—99.87%		8,570,904,554
Other Assets in excess of liabilities—0.13%		11,512,556

TOTAL NET ASSETS—100.00%		$8,582,417,110

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
1	Yield shown for each investment company represents the September 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The approximate cost basis of investments for federal income tax purposes at September 30, 2012 is as follows*:

Cost of investments	$7,291,544,871

Gross unrealized appreciation	1,505,417,949
Gross unrealized depreciation	(226,058,266)

Net unrealized appreciation	$1,279,359,683

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets.

The three-tier hierarchy of inputs is summarized below:

Level 1—inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

	Level 1	Level 2	Level 3	Total
Common Stock*	$7,226,119,406	—	—	$7,226,119,406
Rights*	654,433	—	—	654,433
Short Term Investments*	—	$1,344,130,715	—	1,344,130,715

Total Investments in Securities	$7,226,773,839	$1,344,130,715	—	$8,570,904,554

*	Please refer to the Schedule of Portfolio Investments to view securities by industry type.

The Fund did not invest in any Level 3 investments during the period. There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to consider transfers into or out of Level 1 or Level 2 as of the end of the reporting period.

Schedule of Portfolio Investments

September 30, 2012 (Unaudited)

Yacktman Focused Fund (formerly The Yacktman Focused Fund)

	Number of Shares	Value
COMMON STOCKS—83.56%
Auto Manufacturers—0.30%
Toyota Industries Corporation—ADR (a)	800,000	$22,224,000

Beverages—10.29%
Coca-Cola Co.	3,920,000	148,685,600
PepsiCo, Inc.	8,500,000	601,545,000

		750,230,600

Capital Markets—1.97%
Bank of New York Mellon Corp.	2,250,000	50,895,000
Goldman Sachs Group, Inc.	250,000	28,420,000
Northern Trust Corp.	550,000	25,528,250
State Street Corp.	925,000	38,813,000

		143,656,250

Commercial Banks—1.93%
The Bancorp, Inc. (a)	336,000	3,450,720
U.S. Bancorp	4,000,000	137,200,000

		140,650,720

Communications Equipment—6.15%
Cisco Systems, Inc.	19,998,000	381,761,820
Research In Motion Ltd. (a)	8,870,000	66,525,000

		448,286,820

Computers & Peripherals—0.75%
Hewlett-Packard Co.	3,200,000	54,592,000

Diversified Consumer Services—1.98%
Apollo Group, Inc., Class A (a)	2,700,000	78,435,000
H&R Block, Inc.	3,800,000	65,854,000

		144,289,000

Diversified Financial Services—0.02%
Resource America, Inc., Class A	215,000	1,470,600

E-Commerce—0.03%
Liberty Ventures (a)	42,000	2,084,880

Electronic Equipment, Instruments & Components—0.92%
Corning, Inc.	5,100,000	67,065,000

Food & Staples Retailing—4.72%
Sysco Corp.	11,000,000	343,970,000

Health Care Equipment & Supplies—9.32%
Becton, Dickinson & Co.	770,000	60,491,200
C.R. Bard, Inc.	3,090,694	323,441,127
Covidien Plc	800,000	47,536,000
Stryker Corp.	4,457,523	248,105,730

		679,574,057

Health Care Providers & Services—1.58%
Patterson Companies, Inc.	650,000	22,256,000
WellPoint, Inc.	1,600,000	92,816,000

		115,072,000

Household Products—15.06%
Clorox Co.	3,100,000	223,355,000
Colgate-Palmolive Co.	200,000	21,444,000
Procter & Gamble Co.	12,300,000	853,128,000

		1,097,927,000

Media—13.79%
Comcast Corp., Class A	2,300,000	80,040,000
Liberty Interactive Corp., Series A (a)	840,000	15,540,000
News Corp., Class A	30,500,000	748,165,000
News Corp., Class B	19,600	486,080
Viacom, Inc., Class B	3,000,000	160,770,000

		1,005,001,080

Oil, Gas & Consumable Fuels—2.26%
ConocoPhillips	2,000,000	114,360,000
Exxon Mobil Corp.	550,000	50,297,500

		164,657,500

Personal Products—1.42%
Avon Products, Inc.	6,500,000	103,675,000

Pharmaceuticals—4.84%
Johnson & Johnson	3,100,000	213,621,000
Pfizer, Inc.	5,600,000	139,160,000

		352,781,000

Software—4.66%
Microsoft Corp.	11,400,000	339,492,000

Specialty Retail—1.01%
Wal-Mart Stores, Inc.	1,000,000	73,800,000

Transportation—0.56%
C.H. Robinson Worldwide, Inc.	700,000	40,985,000

TOTAL COMMON STOCKS (Cost $5,195,941,517)		6,091,484,507

	Principal Amount
CORPORATE BONDS—0.12%
Media—0.12%
Liberty Interactive LLC
8.250%, 02/01/2030	$8,000,000	8,480,000

TOTAL CORPORATE BONDS (Cost $7,388,320)		8,480,000

	Number of Shares
RIGHTS—0.00%
E-Commerce—0.00%
Liberty Ventures	14,000	189,560

TOTAL RIGHTS (Cost $0)		189,560

SHORT TERM INVESTMENTS—17.07%
Other Investment Companies—16.18%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	350,000,000	350,000,000
JPMorgan Liquid Assets Money Market Fund, Capital Class Shares, 0.15%	320,000,000	320,000,000
JPMorgan Prime Money Market Fund, Capital Class Shares, 0.14%	509,517,141	509,517,142

		1,179,517,142

	Principal Amount
U.S. Treasury Bills—0.89%
U.S. Treasury Bills
0.073%, 10/11/2012	$65,105,000	65,103,553

TOTAL SHORT TERM INVESTMENTS (Cost $1,244,620,695)		1,244,620,695

Total Investments (Cost $6,447,950,532)—100.75%		7,344,774,762
Liabilities in excess of other assets—(0.75)%		(54,704,476)

TOTAL NET ASSETS—100.00%		$7,290,070,286

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-Income-producing Security.
1	Yield shown for each investment company represents the September 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The approximate cost basis of investments for federal income tax purposes at September 30, 2012 is as follows*:

Cost of investments	$6,447,950,532

Gross unrealized appreciation	1,041,274,116
Gross unrealized depreciation	(144,449,886)

Net unrealized appreciation	$896,824,230

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets.

The three-tier hierarchy of inputs is summarized below:

Level 1—inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

	Level 1	Level 2		Level 3	Total
Common Stock*	$6,069,260,507	$22,224,000	**	—	$6,091,484,507
Corporate Bonds*	—	8,480,000		—	8,480,000
Rights*	189,560	—		—	189,560
Short Term Investments*	—	1,244,620,695		—	1,244,620,695

Total Investments in Securities	$6,069,450,067	$1,275,324,695		—	$7,344,774,762

*	Please refer to the Schedule of Portfolio Investments to view securities by industry type.
**	Amount represents a security in the Auto Manufacturers industry.

The Fund did not invest in any Level 3 investments during the period. There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to consider transfers into or out of Level 1 or Level 2 as of the end of the reporting period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: November 28, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: November 28, 2012